1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies And Organization Tables
Antidilutive Securities Excluded from Computation of Earnings Per Share
	March 31, 2016	March 31, 2015

Stock Warrants (Exercise price - $0.001/share)	40,000,000	17,200,000
Convertible Preferred Stock	2	2
Total	40,000,002	17,200,002

	December 31, 2015	December 31, 2014

Stock Warrants (Exercise price - $0.001/share)	34,000,000	18,000,000
Convertible Preferred Stock	2	2
Total	34,000,002	18,000,002

Schedule of income taxes
	Years Ended December
	2015	2014

Expected income tax recovery (expense) at the statutory rate of 34%	$(724,717)	$(636,816)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	229,561	222,901
Change in valuation allowance	495,156	413,915
Provision for income taxes	$-	$-

Schedule of deferred income taxes
	Years Ended December
	2015	2014

Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	3,324,665	2,829,510
Valuation allowance	(3,324,665)	(2,829,510)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

Schedule of fair Value of Financial Instruments
	March 31, 2016	December 31, 2015
Level 1	$-	$-
Level 2	-	-
Level 3	-	-
Total	$-	$-

	December 31, 2015	December 31, 2014
Level 1	$-	$-
Level 2	-	-
Level 3	-	-
Total	$-	$-